Inventories (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Inventories

	2018	2017	Definitions
	US$M	US$M
Raw materials and consumables	1,266	1,241	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	2,965	2,852	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	674	675	Commodities held-for-sale and not requiring further processing by the Group.

Total (1)	4,905	4,768

Comprising:
Current	3,764	3,673
Non-current	1,141	1,095	Inventories classified as non-current are not expected to be utilised or sold within 12 months after the reporting date.

(1)

Inventory write-downs of US$18 million were recognised during the year (2017: US$112 million; 2016: US$118 million). Inventory write-downs of US$2 million made in previous periods were reversed during the year (2017: US$19 million; 2016: US$118 million).